Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

5.      Cash and Cash Equivalents

Cash and cash equivalents as of June 30, 2022 and December 31, 2021 consist of the following:

	June 30, 2022
	Contracted Maturity	Amortized Cost	Fair Market Value	Balance per Balance Sheet
Cash	Demand	$33,529,574	$33,529,574	$33,529,574
Money market funds	Demand	—	—	—

		$33,529,574	$33,529,574	$33,529,574
	December 31, 2021
	Contracted Maturity	Amortized Cost	Fair Market Value	Balance per Balance Sheet
Cash	Demand	$2,847,375	$2,847,375	$2,847,375
Money market funds	Demand	44,000,000	44,000,000	44,000,000

		$46,847,375	$46,847,375	$46,847,375

The Group did not have any short-term or long-term investments at June 30, 2022 or December 31, 2021 except for the investment in a joint venture.

As of June 30, 2022, the Group entered into a guarantee/standby letter of credit for $1,000,000 which will be used towards the issuance of credit for running the day-to-day business operations (December 31, 2021 — $nil).

5.      Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2021 and 2020 consist of the following:

	December 31, 2021
	Contracted Maturity	Amortized Cost	Fair Market Value	Balance per Balance Sheet
Cash	Demand	$2,847,375	$2,847,375	$2,847,375
Money market funds	Demand	44,000,000	44,000,000	44,000,000
		$46,847,375	$46,847,375	$46,847,375
	December 31, 2020
	Contracted Maturity	Amortized Cost	Fair Market Value	Balance per Balance Sheet
Cash	Demand	$517,545	$517,545	$517,545
Money market funds	Demand	928,502	928,502	928,502
		$1,446,047	$1,446,047	$1,446,047

The Group did not have any short-term or long-term investments at December 31, 2021 or 2020 except for the investment in Liberatio.